UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  April 22, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    222090

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      104    35740 SH       SOLE                  35740        0        0
D AMERICA MOVIL SR-L ADR         ADRS STOCKS      02364W105    17164   444083 SH       SOLE                 444083        0        0
D APOLLO GROUP INC CL A COM      COMMON STOCK     037604105    72997   847221 SH       SOLE                 847221        0        0
D APPLIED MICRO CIRCUITS CORP    COMMON STOCK     03822W109     5688   996162 SH       SOLE                 996162        0        0
D BED BATH AND BEYOND COM        COMMON STOCK     075896100    24569   586366 SH       SOLE                 586366        0        0
D CORPORATE EXECUTIVE BOARD CO   COMMON STOCK     21988R102     2388    50802 SH       SOLE                  50802        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101    17878   283680 SH       SOLE                 283680        0        0
D KINDER MORGAN MANAGE MENT LLC  COMMON STOCK     49455U100     2337    55243 SH       SOLE                  55243        0        0
D MERCURY INTERACTIVE CORP       COMMON STOCK     589405109    13424   299634 SH       SOLE                 299634        0        0
D SK TELECOM CO LTD AD R (SPONSO ADRS STOCKS      78440P108     3784   177633 SH       SOLE                 177633        0        0
D SPSS INC COM                   COMMON STOCK     78462K102      892    48454 SH       SOLE                  48454        0        0
D STRAYER ED INC COM             COMMON STOCK     863236105    37777   322992 SH       SOLE                 322992        0        0
D UNITEDHEALTH GROUP INC COM STK COMMON STOCK     91324P102    23088   358285 SH       SOLE                 358285        0        0
S REPORT SUMMARY                 13 DATA RECORDS              222090        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED